RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of related party [text block]	RELATED PARTY TRANSACTIONS
a)    Related Parties
Related parties include subsidiaries, associates, joint ventures, key management personnel, the Board of Directors (“Directors”), immediate family members of key management personnel and Directors and entities which are directly or indirectly controlled by, jointly controlled by or significantly influenced by key management personnel, Directors or their close family members.
b)    Key Management Personnel and Directors
Key management personnel are those individuals who have the authority and responsibility for planning, directing and controlling the company’s activities, directly or indirectly, and consist of the company’s Senior Executives. The company’s Directors do not plan, direct or control the activities of the company directly; they provide oversight over the business.
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2022 and 2021 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Salaries, incentives and short-term benefits[1]	$14	$16
Share-based payments[1]	38	56
	$52	$72
1.The remuneration of key management personnel and Directors of the company remaining after the special distribution of a 25% interest in our asset management business included salaries, incentives and short-term benefits of $5 million (2021 - $5 million) and share-based payments of $13 million (2021 - $13 million).
The remuneration of key management personnel and Directors is determined by the Management Resources and Compensation Committee of the Board of Directors having regard to the performance of individuals and market funds.
c)    Related Party Transactions
In the normal course of operations, the company executes transactions on market terms with related parties that have been measured at exchange value and are recognized in the consolidated financial statements, including, but not limited to: base management fees, performance fees and incentive distributions; loans, interest and non-interest bearing deposits; power purchase and sale agreements; capital commitments to private funds; the acquisition and disposition of assets and businesses; derivative contracts; and the construction and development of assets. Transactions and balances between consolidated entities are fully eliminated upon consolidation. However, transactions and balances between the company and equity accounted investments do not eliminate.
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2022 and 2021:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Management fees earned	$102	$24
The company provided BNRE with an equity commitment in the amount of $2.0 billion to fund future growth, which BNRE may draw on from time to time. As of December 31, 2022, there was no amount drawn under this equity commitment.
On May 25, 2022, BNRE issued 11,270,466 class C shares for $450 million and 98,351,547 class A junior preferred shares for $2.5 billion to the company.
During the year, subsidiaries of BNRE purchased investments of $3.3 billion from the company and its subsidiaries.
As at December 31, 2022 BNRE had $779 million of cash on deposit with wholly-owned subsidiaries of the company.